Schedule of f inancial instruments carried at fair value (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total long-term portion	€ 3,439	€ 1,754
Total Financial Instruments [Member]
Total Financial Instruments	3,439	1,754
Placement Agent Warrants [Member]
Total Financial Instruments	289	183
Investor warrants [Member]
Total Financial Instruments	€ 3,150	€ 1,571